DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Derivative Liabilities
SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

A summary of the activity related to derivative liabilities for the three months ended March 31, 2024, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2024	$1,187,076	$29,002	$1,216,078
Change in fair value	(465,157)	3,152	(462,005)
Balance March 31, 2024	$721,919	$32,154	$754,073

A summary of the activity related to derivative liabilities for the years ended December 31, 2023, and 2022, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2022	$20,938,755	$27,946	$20,966,701
Fair value of issuances during the year	2,550,000	-	2,550,000
Change in fair value	(19,203,355)	924	(19,202,431)
Balance December 31, 2022	4,285,400	28,870	4,314,270
Fair value of issuances during the year	113,921	-	113,921
Change in fair value	(3,212,245)	132	(3,212,113)
Balance December 31, 2023	$1,187,076	$29,002	$1,216,078